PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

	September 30, 2021	December 31, 2020
Land and land improvements	$930,335	$930,335
Buildings	1,747,586	1,747,586
Leasehold improvements	8,548,164	7,917,007
Furniture and equipment	15,427,274	13,828,965
Computer equipment and software	24,980,848	25,608,991
Automobiles	743,227	746,533
Total property and equipment	$52,377,435	$50,779,417
Less accumulated depreciation and amortization	(24,653,063)	(24,957,277)
Property and equipment-net	$27,724,372	$25,822,140

4.	PROPERTY AND EQUIPMENT

	2020	2019
Land and land improvements	$930,335	$930,335
Buildings	1,747,586	1,738,763
Leasehold improvements	7,917,007	4,313,653
Furniture and equipment	13,828,965	11,225,376
Computer equipment and software	25,608,991	21,534,675
Automobiles	746,533	756,612
Total property and equipment	$50,779,417	$40,499,414
Less accumulated depreciation and amortization	(24,957,277)	(24,273,246)
Property and equipment – net	$25,822,140	$16,226,168